As filed with the Securities and Exchange Commission on August 3, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-06170


                              Lebenthal Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)
                                        -

                              Lebenthal Funds, Inc.
                                  120 Broadway
                            New York, New York 10271
               (Address of principal executive offices) (Zip code)

ALEXANDRA LEBENTHAL        Copy to:  DAVID C. PHELAN, ESQ.
Lebenthal                            Wilmer Cutler Pickering Hale and Dorr LLP
120 Broadway                         60 State Street
New York, New York 10271             Boston, MA 02109
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)


       Registrant's telephone number, including area code: (800) 594-7078


                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

Dear Shareholders:

Over the last few months, the specter of inflation replaced the fear of deflation as the catalyst to the direction of interest rates. While the Federal Reserve Board (the "Fed") maintained its overnight interest rate ("Fed Funds Rate") at 1.00%, the expectation for the future direction of the short-term rate has changed significantly. While the general consensus had been that the Fed would not increase the Fed Funds Rate until late 2004 or 2005, over the last few months, economic indicators have improved to the point where the consensus is for at least a 0.25% increase in the rate at the Fed's June 2004 meeting.

There have been many factors that have brought on the shift in policy expectations. The dominant factors and other trends affecting the markets over the past six months were:

- A shift away from a jobless recovery to an economy creating employment has finally been established. After months of moderate numbers, on April 2, 2004, the non-farm payroll numbers increased by 308,000, rather than the consensus estimate for an increase of 120,000. The consequences of this increased employment number are significant, as an increase in employment prospects could lead to a tight labor market. The tight labor market would force manufacturing prices higher, and eventually cause an increase in inflation.

- Concerns surrounding the threat of terrorism continue to affect the markets. While there were occasional "flights to quality" on days of particularly violent behavior, the concentration of the world's oil supply in the Middle East has sparked fears of future oil shocks. These fears, coupled with a significant increase in the cost of oil, have caused additional concerns about inflation. Inflation uncertainties translate into bond market volatility.

- The issuance of new municipal bonds decreased as rates began to rise. During the 2003 calendar year, there was new record of $384.4 billion in new issue supply. For the first five months of 2003, $157.5 billion in new issues were brought to the market, compared with only $147.7 billion for the first five months of 2004. This reflects a decrease of 6.2%. Most notably, the decrease in supply was greatest when interest rates began to increase in April and May. A decrease in supply will minimize pressure on the market, and will be a stabilizing influence during interest rate increases.

- The implications of a growing economy cast a positive note on the creditworthiness of most, but not all, municipalities. As such, overall municipal credit quality appears to be improving. The Mayor of New York City and the City Council have agreed on a budget, which looks to restore many spending initiatives, offers property tax relief and also provides for a surplus for next year. While New York State is still in gridlock over the issue of funding the New York City school system, the issue is not about a lack of resources, but rather the division of them. Unfortunately, New Jersey seems to be still having difficulties enacting a viable budget. The resolution of normal budgetary issues has been compounded by a contentious proposal to increase income taxes to provide property tax relief.

As all of this information implies, our outlook is for interest rates to increase over the foreseeable future. However, we do not think that longer maturities will continue to have the same drastic increases in their market yields as we have seen over the past few months. Rather, in our opinion, there will be more movement in the rates for shorter maturities than for longer maturities. Although rising interest rates certainly cause volatility in the bond markets, we welcome vigilance on the part of the Fed in order to curb inflation. A little "pain" now, to control inflation, is better than returning to the days of the late 1970's, when rampant inflation eroded the purchasing power of the dollar.

We expect to continue to manage the portfolio in what we feel is a defensive manner. Although we anticipate taking advantage of higher rates in the future, at this point we are still favoring more conservative purchases. We further welcome the improving credit trends that seem to be forthcoming.

MARKET STATISTICS: The market for longer maturity bonds reacted swiftly and harshly to the employment data. On December 1, 2003, the bellwether Treasury rates started the reporting period with yields of 0.92% for the 90-day Treasury bill, 4.35% for the ten-year bond and 5.14% for the thirty-year bond. On April 1, the yields stood at 0.93%, 3.84%, and 4.78% respectively. After the shock of April's numbers the trend quickly reversed, and the closing numbers on May 31st were 1.07% for the Treasury Bill, 4.68% for the ten-year bond and 5.37% for the thirty-year bond. Naturally, municipal bond yields followed these trends.

Fund Performance(1):

LEBENTHAL NEW YORK CLASS A MUNICIPAL BOND FUND: For the twelve months ended May 31, 2004, Lipper Analytical Services ("Lipper") ranked the fund #38 out of 106 peer funds with a return of -0.72%. The average return of the 106 funds was -0.59%.

For the three years ended May 31, 2004 the fund came in #36 out of 93 peer funds with a 15.02% return (+3.41% annualized). The average performance of the 93 funds was 14.48%.

For the five years ended May 31, 2004 the fund was ranked #27 out of 84 peer funds with a 25.96% return (+3.92% annualized). The average of the 84 funds was 24.14%.

LEBENTHAL NEW YORK CLASS B MUNICIPAL BOND FUND: For the twelve months ended May 31, 2004, the fund was #78 out of 106 peer funds with a return of -1.53%. The average return of the 106 funds was -0.59%.

For the three years ended May 31, 2004 the fund came in #77 out of 93 peer funds with a 12.54% return (+3.31% annualized). The average performance of the 93 funds was 14.48%.

For the five years ended May 31, 2004, the fund was ranked #66 out of 84 peer funds with a 21.66% return (+3.97% annualized). The average of the 84 funds was 24.14%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND For the twelve months ended May 31, 2004, the fund was ranked #26 out of 57 peer funds with a return of -0.75%. The average return of the 57 funds was -0.58%.

For the three years ended May 31, 2004 the fund came in #20 out of 52 peer funds with a 14.52% return (+3.33% annualized). The average performance of the 52 funds was 13.82%.

For the five years ended May 31, 2004, the fund was ranked #19 out of 50 peer funds with a 23.96% return (+3.69% annualized). The average of the 50 funds was 22.57%.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: For the twelve months ended May 31, 2004, the fund was ranked #141 out of 205 with a return of -1.34%. The average return of the 205 funds was -0.64%.

For the three years ended May 31, 2004, the fund came in #6 out of 157 with a 24.66% return (+6.21% annualized). The average performance of the 157 funds was 18.09%.

For the five years ended May 31, 2004 the fund was ranked #4 out of 126 peer funds with a 44.42% return (+6.87% annualized). The average of the 126 funds was 32.95%.

Total returns as provided by Lipper, Inc. are historical and do not include any sales charges. Fees waived by Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures. The cumulative total returns for the funds, assuming reinvestment of dividends and capital gains, taking into consideration the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" shares, would be as follows:

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "A" SHARES: One year -4.94%, three years 10.60%, and five years 21.23%.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND "B" SHARES: One year -5.09%, three years 10.27%, and five years 21.51%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND: One year -4.98%, three years 9.72%, and five years 19.20%.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND: One year -5.52%, three years 19.82%, and five years 39.39%.

Please note the past performance is no guarantee of future results. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service to you.

/s/ Gregory W. Serbe


(1) Fund performance and ranking information has been obtained from Lipper, Inc. Lipper, Inc. is an independent fund performance monitor. Rankings are based on total return with capital gains and dividends/interest reinvested and do not reflect the deduction of sales charges.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2004 (UNAUDITED)

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (90.42%)

$  3,000,000   Battery Park City Authority-New York Revenue, Refunding-Series A, 5.00%,
               due 11/01/24                                                                      $   3,022,320     Aaa        AAA
   1,000,000   Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%,
               due 07/01/40                                                                          1,003,000
   1,000,000   Childrens Trust Fund, Tobacco Settlement, 5.50%, due 05/15/39                           812,680    Baa3        BBB
     880,000   East Williston, New York Union Free School District-Series A, 5.00%,
               due 06/15/18                                                                            915,182     Aa2
   4,000,000   Erie County, New York Tobacco Asset Securitization Corporation-Series A,
               6.25%, due 07/15/40                                                                   3,773,840     Ba1        BBB
   3,250,000   Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home),
               (FHA Insured), 6.375%, due 02/01/50                                                   3,528,395                AAA
   5,000,000   Long Island Power Authority-New York Electrical Systems Revenue-Series A
               (MBIA Insured), 5.00%, due 09/01/27                                                   4,958,850     Aaa        AAA
   5,000,000   Metropolitan Transportation Authority New York-Series A, (FGIC Insured),
               5.00%, due 11/15/25                                                                   5,006,750     Aaa        AAA
     550,000   Metropolitan Transportation Authority New York-Series A, (FGIC Insured),
               5.00%, due 11/15/31                                                                     541,112     Aaa        AAA
   1,000,000   Metropolitan Transportation Authority-Series A, (FSA Insured), 5.00%,
               due 11/15/30                                                                            986,970     Aaa        AAA
   1,000,000   Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured),
               Subject to AMT, 6.25%, due 02/01/31                                                   1,073,180     Aa1
   7,730,000   Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%,
               due 06/01/35                                                                          7,511,550     Ba1        BBB
   5,425,000   Nassau County, New York Interim Finance Authority-Series A2,
               (AMBAC Insured), 5.125%, due 11/15/21                                                 5,852,327     Aaa        AAA
     575,000   Nassau County, New York Interim Finance Authority-Series A2,
               (AMBAC Insured), 5.125%, due 11/15/21                                                   601,042     Aaa        AAA
   2,600,000   Nassau County, New York Interim Finance Authority-Series B,
               (AMBAC Insured), 5.00%, due 11/15/18                                                  2,699,242     Aaa        AAA
   1,000,000   New York City Housing Development Corporation
               (Multifamily Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36                 1,081,090     Aa2        AA
   2,600,000   New York City Transitional Finance Authority, Future Tax Secured-Series B,
               5.00%, due 08/01/23                                                                   2,626,520     Aa2        AA+
     700,000   New York City Transitional Finance Authority, Future Tax Secured-Series C,
               5.00%, due 08/01/24                                                                     700,882     Aa2        AA+
     420,000   New York City Transitional Finance Authority Series-B, 5.50%, due 02/01/17              449,333     Aa2        AA+
     425,000   New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18             450,011     Aa2        AA+
   2,000,000   New York City Transitional Finance Authority-Series A, 5.375%, due 02/15/23           2,228,220     Aa2        AA+
     575,000   New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18             640,527     Aa2        AA+
   1,500,000   New York City Transitional Finance Authority-Series C, 5.50%, due 11/01/29            1,684,290     Aa2        AA+
   2,300,000   New York Counties Tobacco Trust I, 6.50%, due 06/01/35                                2,272,768     Ba1        BBB

                       See Notes to Financial Statements.

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$  1,500,000   New York Counties Tobacco Trust I, 6.625%, due 06/01/42                           $   1,502,070     Ba1        BBB
   4,000,000   New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
               due 07/01/18                                                                          4,216,200     Aaa        AAA
   2,795,000   New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
               due 07/01/30                                                                          3,082,102     Aaa        AAA
   1,680,000   New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
               due 07/01/21                                                                          1,724,906     Aaa        AAA
   1,800,000   New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
               due 07/01/23                                                                          1,834,704     Aaa        AAA
   2,000,000   New York State Dormitory Authority (Court Facilities)-Series A, 5.375%,
               due 05/15/23                                                                          2,059,440     A3          A
   4,500,000   New York State Dormitory Authority (Court Facilities)-Series A, 5.50%,
               due 05/15/20                                                                          4,703,850     A3          A
   1,660,000   New York State Dormitory Authority (Fordham University), 5.00%, due 07/01/22          1,686,427     Aaa        AAA
   6,185,000   New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%,
               due 02/01/34                                                                          6,355,459                AA
   2,150,000   New York State Dormitory Authority (Jewish Geriatric-Long Island),
               (FHA Insured), 7.35%, due 08/01/29                                                    2,210,845                AAA
   2,250,000   New York State Dormitory Authority (Jewish Home of Central New York),
               6.25%, due 07/01/25                                                                   2,358,045
   1,815,000   New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17           1,939,600                AA
   2,400,000   New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18           2,558,736                AA
   2,250,000   New York State Dormitory Authority (Mental Health Facilities)-Series B, 5.00%,
               due 02/15/28                                                                          2,182,050                AA-
   2,500,000   New York State Dormitory Authority (New York State University), 5.125%, due
               05/15/31                                                                              2,766,800     Aaa        AAA
   1,205,000   New York State Dormitory Authority (New York University)-Series 1,
               (AMBAC Insured), 5.50%, due 07/01/19                                                  1,341,527     Aaa        AAA
   1,000,000   New York State Dormitory Authority (New York University)-Series 1,
               (AMBAC Insured), 5.50%, due 07/01/22                                                  1,103,170     Aaa        AAA
   1,000,000   New York State Dormitory Authority (Nursing Home-Menorah Campus),
               (AMBAC/FHA Insured), 6.10%, due 02/01/37                                              1,087,990                AAA
   4,650,000   New York State Dormitory Authority (Rockefeller University), 5.00%,
               due 07/01/28                                                                          4,657,022     Aaa        AAA
   1,855,000   New York State Dormitory Authority (Upstate Community Colleges), 5.00%,
               due 07/01/28                                                                          1,772,397     A3         AA-
   2,400,000   New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured),
               6.125%, due 02/01/36                                                                  2,604,624                AAA
   5,525,000   New York State Energy Research & Development Authority-Pollution Control
               Revenue, (Niagra Mohawk Power Corporation) Project A, 5.15%, due 11/01/25             5,563,785     Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$  1,250,000   New York State Enviromental Facilities Corporation (Clean Water &
               Drinking)-Series B, 5.00%, due 06/15/27                                           $   1,244,888     Aaa        AAA
     985,000   New York State Environmental Facilities Corporation, Personal Income
               Tax-Series A, (FGIC Insured), 5.00%, due 01/01/23                                       995,924     Aaa        AAA
   6,000,000   New York State Environmental Facilities Corporation (Clean Water &
               Drinking)-Series C, 5.00%, due 06/15/27                                               5,975,460     Aaa        AAA
   1,810,000   New York State Housing Finance Agency (Housing Project Mortgage)-Series A,
               (FSA Insured), 6.125%, due 11/01/20                                                   1,885,459     Aaa        AAA
   6,750,000   New York State Medical Care Facilities Finance Agency-Series B (FHA Insured),
               6.60%, due 08/15/34                                                                   6,947,302     Aa2        AA
     500,000   New York State Power Authority-, Series A, 5.00%, due 11/15/19                          514,590     Aa2        AA-
   3,080,000   New York State Throughway Authority (General Revenue)-Series E, 5.00%,
               due 01/01/25                                                                          3,079,846     Aa3        AA-
     950,000   New York State Throughway Authority (Highway and Bridge), Second
               Generation-Series B, (FSA Insured), 5.00%, due 04/01/17                                 991,325     Aaa        AAA
   1,535,000   New York State Throughway Authority (Highway and Bridge)-Series A,
               (FGIC Insured), 5.50%, due 04/01/17                                                   1,651,721     Aaa        AAA
   2,190,000   New York State Throughway Authority (Highway and Bridge)-Series C
               (FGIC Insured), 5.00%, due 04/01/20                                                   2,241,202     Aaa        AAA
     225,000   New York State Urban Development Corporation, Personal Income Tax
               Series C-1 (FGIC Insured), 5.50%, due 03/15/19                                          242,707     Aaa        AAA
   1,000,000   New York State Urban Development Corporation, Subordinated Lien Corporation
               Purpose-Series A, 5.125%, due 07/01/20                                                1,009,760     A2          A
   1,520,000   New York State Urban Development Corporation, Subordinated Lien Corporation
               Purpose-Series A, 5.125%, due 07/01/21                                                1,528,862     A2          A
   3,800,000   New York State Urban Development Corporation (Correctional Facilities),
               (FSA Insured), 5.25%, due 01/01/30                                                    4,174,224     Aaa        AAA
   1,965,000   New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18                      2,052,659     Aaa        AAA
     500,000   New York, New York-Series G, 5.25%, due 08/01/15                                        527,115     A2          A
   1,000,000   Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40           946,840     Ba1
   1,000,000   Port Authority New York & New Jersey, Consolidated-132ND Series, 5.00%,
               due 09/01/25                                                                            984,480     A1         AA-
   1,000,000   Rensselaer, Tobacco Asset Securitization Corporation-Series A, 5.75%,
               due 06/01/43                                                                            869,050     Ba1        BBB
   2,400,000   Triborough, New York State Bridge & Tunnel Authority-, (MBIA Insured),
               5.25%, due 11/15/23                                                                   2,487,864     Aaa        AAA
   1,750,000   Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%,
               due 01/01/32                                                                          1,703,940     Aa3        AA-
   2,200,000   Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%,
               due 11/15/27                                                                          2,158,244     Aa3        AA-

                       See Notes to Financial Statements.

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$    885,000   Westchester County, New York Health Care Corporation-Series B,
               (County Guaranteed), 5.25%, due 11/01/17                                          $     931,215     Aaa        AAA
                                                                                                 -------------
               TOTAL MUNICIPAL BONDS (COST $155,702,160)                                           158,876,507
                                                                                                 -------------

   SHARES
------------
CLOSED-END FUNDS (7.16%)

     536,324   Muniholdings New York Insured Fund                                                    7,202,831
     296,890   Muniyield New York Insured Fund                                                       3,711,125
      10,000   Nuveen Insured New York Premium                                                         139,800
     100,000   Van Kampen Trust Investment Grade New York Municipals                                 1,519,000
                                                                                                 -------------
               TOTAL CLOSED-END FUNDS (COST $12,080,902)                                            12,572,756
                                                                                                 -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (2.00%)

$  3,522,000   AIG Funding Inc., 0.96%, due 06/01/04                                                 3,522,000
                                                                                                 -------------
               TOTAL INVESTMENTS (99.58%) (COST $171,305,062)+                                     174,971,263
                                                                                                 -------------
               CASH AND OTHER ASSETS, NET OF LIABILITIES (0.42%)                                       730,272
                                                                                                 -------------
               NET ASSETS (100.00%)                                                              $ 175,701,535
                                                                                                 =============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,265,192 and $1,598,991 respectively, resulting in net unrealized appreciation of $3,666,201.

     KEY:
     AMBAC  = Ambac Indemnity Corporation
     AMT    = Alternative Minimum Tax
     FGIC   = Financial Guaranty Insurance Corporation
     FHA    = Federal Housing Administration
     FSA    = Financial Security Assurance, Inc.
     IDA    = Industrial Development Agency
     MBIA   = Municipal Bond Insurance Association
     SONYMA = State of New York Mortgage Agency

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2004 (UNAUDITED)

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (83.57%)

$    415,000   Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%,
               due 07/15/21                                                                      $     424,466     Aaa        AAA
     125,000   Cape May County, New Jersey Industrial Pollution Control Financing Authority,
               (MBIA Insured), Subject to AMT, 7.20%, due 11/01/29                                     130,066     Aaa        AAA
     200,000   Childrens Trust Fund Tobacco Settlement, 5.50%, due 05/15/39                            162,536    Baa3        BBB
     350,000   Delaware River Port Authority, Port District Project-Series A (FSA Insured),
               Refunding Port District Project Series A, 5.20%, due 01/01/27                           354,802     Aaa        AAA
      70,000   Essex County, New Jersey Import Authority Orange School District-Series A,
               (MBIA Insured), Refunding Orange School District Series A, 6.95%, due 07/01/14           75,475     Aaa        AAA
     500,000   Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%,
               due 02/15/22                                                                            509,090     Aaa        AAA
     250,000   Gloucester County, New Jersey Improvement Authority-Series A, (MBIA Insured),
               5.00%, due 07/15/23                                                                     253,463     Aaa        AAA
     100,000   Irvington, New Jersey Housing & Mortgage Finance Authority, (FHA Insured),
               6.50%, due 02/01/24                                                                     101,707                AAA
     650,000   Mercer County, New Jersey Improvement Authority, Government Leasing
               Program (AMBAC County Guaranteed), 5.00%, due 12/15/18                                  677,033     Aaa        AAA
     200,000   Middlesex County, New Jersey Import Authority, 5.00%, due 08/01/22                      203,484     Aaa        AAA
     115,000   Morris County, New Jersey Improvement Authority, School Improvement,
               (County Guaranteed), 5.00%, due 08/15/16                                                121,154     Aaa
     100,000   New Jersey Economic Development Authority, New Jersey American Water Co.
               Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34                         103,916     Aaa        AAA
     500,000   New Jersey Economic Development Authority, School Facilities Construction
               Series A, 5.00%, due 06/15/21                                                           508,900     Aaa        AAA
      50,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16               51,835                A+
      25,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Prerefunded-Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%,
               due 05/01/16                                                                             27,009                A+
     150,000   New Jersey Economic Development Authority, Economic Development Revenue,
               Refunding-Burlington Coat Factory, (LOC-First Union National Bank), 6.125%,
               due 09/01/10                                                                            152,803     Aa2
     100,000   New Jersey Economic Development Authority, Pollution Control Revenue, Public
               Service Electric & Gas Company Project, (MBIA Insured), Subject to AMT, 6.40%,
               due 05/01/32                                                                            102,323     Aaa        AAA
     125,000   New Jersey Health Care Facilities Financing Authority, General Hospital Center at
               Passaic, (FSA Insured), 6.75%, due 07/01/19                                             152,648     Aaa        AAA
     150,000   New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson
               University Hospital, 5.75%, due 07/01/25                                                155,838     A2         A+
     150,000   New Jersey Health Care Facilities Financing Authority, Saint Joseph's Hospital &
               Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26                               161,409                AAA

                       See Notes to Financial Statements.

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$    500,000   New Jersey State, Variable Purpose, (FGIC Insured), 5.00%, due 08/01/22           $     508,015     Aaa        AAA
     250,000   New Jersey State Educational Facilities Authority, Kean University-Series D,
               (FGIC Insured), 5.25%, due 07/01/23                                                     258,757     Aaa        AAA
     500,000   New Jersey State Educational Facilities Authority, Montclair State
               University-Series F, 5.00%, due 07/01/31                                                497,770     Aaa        AAA
     100,000   New Jersey State Educational Facilities Authority, Rowan University-Series C,
               (FGIC Insured), 5.00%, due 07/01/31                                                      99,554     Aaa        AAA
      35,000   New Jersey State Higher Education Assistance Authority, Student Loan-Series A,
               (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17                                     36,210     Aaa        AAA
     100,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A,
               (AMBAC/FHA Insured), 6.25%, due 05/01/28                                                103,465     Aaa        AAA
      15,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers-Series O,
               Subject to AMT, 6.35%, due 10/01/27                                                      15,404     Aaa        AAA
     300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B,
               (FSA Insured), 6.15%, due 11/01/20                                                      315,672     Aaa        AAA
     275,000   New Jersey State Housing & Mortgage Finance Agency, Refunding Series A,
               6.05%, due 11/01/20                                                                     282,896     Aaa        AAA
     500,000   New Jersey State Transport Trust Fund Authority, Transport Systems-Series B,
               5.00%, due 12/15/21                                                                     507,840     Aaa        AAA
     325,000   New Jersey State Transport Trust Fund Authority, Transport Systems-Series C,
               5.50%, due 06/15/24                                                                     342,748     Aa3        AA-
     675,000   New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A,
               (FGIC Insured), 5.00%, due 01/01/19                                                     697,889     Aaa        AAA
     300,000   New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19                      325,128     Aa2        AA
     140,000   Newark, New Jersey Housing Finance Corporation Mortgage, Refunding-HUD
               Section 8-Manor Apartments-Series A, (FHA Insured), 7.50%, due 02/15/24                 143,139                AAA
     400,000   Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%,
               due 07/15/30                                                                            401,404     Aaa        AAA
     800,000   Port Authority of New York & New Jersey, One Hundred Ninth Series,
               (MBIA Insured), 5.375%, due 01/15/32                                                    813,872     Aaa        AAA
      70,000   Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage, Affordable
               Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured), Subject to AMT,
               6.25%, due 04/01/29                                                                      71,978     Aaa        AAA
     600,000   Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42              478,176    Baa3        BBB
     500,000   Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41               457,315    Baa3        BBB
     500,000   Union County, New Jersey Improvement Authority, Madison Redevelopment
               Project, (FSA insured), 5.00%, due 03/01/25                                             501,015     Aa1
     250,000   University Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%,
               due 04/15/22                                                                            254,290     Aaa        AAA
     250,000   University Medicine & Dentistry, New Jersey, Series A, 5.125%, due 12/01/22             256,145     Aaa        AAA
     100,000   University Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%, due 06/01/30           103,025     Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                      RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$    250,000   Willingboro New Jersey Utilities Authority-Series H, 5.25%, due 01/01/21          $     260,715     Aaa
                                                                                                 -------------
               TOTAL MUNICIPAL BONDS (COST $12,089,226)                                             12,162,379
                                                                                                 -------------

   SHARES
------------
CLOSED-END FUNDS (6.37%)

      38,700   Muniholdings New Jersey Insured Fund                                                    529,029
      23,400   Muniyield New Jersey Fund Incorporated                                                  318,708
       5,800   Muniyield New Jersey Insured Fund                                                        79,634
                                                                                                 -------------
               TOTAL CLOSED-END FUNDS (COST $885,618)                                                  927,371
                                                                                                 -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (9.39%)

$    682,000   AIG Funding Incorporated, 0.96%, due 06/02/04                                           682,000
     684,000   American Express Finance Corporation, 0.90%, due 06/01/04                               684,000
                                                                                                 -------------
               TOTAL COMMERCIAL PAPER (COST $1,366,000)                                              1,366,000
                                                                                                 -------------
               TOTAL INVESTMENTS (99.33%) (COST $14,340,844)+                                       14,455,750
               CASH AND OTHER ASSETS, NET OF LIABILITIES (0.67%)                                        98,051
                                                                                                 -------------
               NET ASSETS (100.00%)                                                              $  14,553,801
                                                                                                 =============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $374,090 and $259,184 respectively, resulting in net unrealized appreciation of $114,906.

     KEY
     ACA    = American Capital Access
     AMBAC  = Ambac Indemnity Corporation
     AMT    = Alternative Minimum Tax
     FGIC   = Financial Guaranty Insurance Corporation
     FHA    = Federal Housing Administration
     FHLMC  = Federal Home Loan Mortgage Corporation
     FNMA   = Federal National Mortgage Association
     FSA    = Financial Security Assurance, Inc.
     GNMA   = Government National Mortgage Association
     HUD    = Department of Housing and Urban Development
     LOC    = Letter of Credit
     MBIA   = Municipal Bond Insurance Association
     MHRB   = Multi-family Housing Revenue Bond

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2004 (UNAUDITED)

                                                                                                                       RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (90.69%)

$    150,000   All Saints Health System, (MBIA Insured), 9.00%, due 08/15/24                     $     155,381     Aaa        AAA
     350,000   Allen County, Indiana War Memorial Coliseum Additions Building Corporation,
               (AMBAC Insured), 6.875%, due 11/01/25                                                   369,292     Aaa
     600,000   Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area Project,
               (FSA Insured), 7.00%, due 12/01/28                                                      651,096     Aaa        AAA
     300,000   Bridgeport, Connecticut Taxable Pension Bonds, General Obligation,
               (FGIC Insured), 7.64%, due 01/15/30                                                     360,378     Aaa        AAA
     600,000   Broward County, Florida Airport Systems Revenue, Taxable Series J2, 6.90%,
               due 10/01/21                                                                            663,690     Aaa        AAA
     100,000   Buffalo, New York-Series F, (AMBAC Insured), 9.05%, due 02/01/15                        101,339     Aaa        AAA
     125,000   California State University Revenue, Sacramento Auxiliary-Series B,
               (MBIA Insured), 6.45%, due 10/01/17                                                     131,568     Aaa        AAA
     100,000   Connecticut State Development Authority-Sub Series B1 Revenue, 8.50%,
               due 08/15/14                                                                            102,986                A+
     150,000   Connecticut State Health & Educational Facilities Authority, Maefair Health Care,
               9.20%, due 11/01/24                                                                     201,001     A1         AA
     150,000   Connecticut State Health & Educational Facilities Authority, Shady Knoll Center,
               8.90%, due 11/01/24                                                                     196,475     A1         AA
     250,000   Cuyahoga County, Ohio Economic Development, Gateway Arena Project-Series A,
               8.625%, due 06/01/22                                                                    310,687     Aa2
     600,000   Dane County, Wisconsin, Taxable Series C, General Obligation, 5.30%,
               due 12/01/16                                                                            588,186     Aaa
     225,000   Detroit, Michigan Downtown Development Authority Tax Increment Revenue,
               Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%, due 07/01/28            245,473     Aaa        AAA
     100,000   Florida Housing Finance Agency, Mariner Club-K-2, (AMBAC Insured), 8.25%,
               due 09/01/15                                                                            110,725     Aaa        AAA
     250,000   Fresno County, California Pension Obligation, (FGIC Insured), 6.67%,
               due 08/15/18                                                                            273,460     Aaa        AAA
     500,000   Glendale, Arizona Municipal Property Corporate Excise Tax-Series B,
               (AMBAC Insured), 5.58%, due 07/01/32                                                    476,565     Aaa        AAA
     425,000   Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B,
               8.05%, due 09/01/25                                                                     509,528     Aaa        AAA
     150,000   Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09                      153,573     A2
     150,000   Illinois Housing Development Authority, Affordable Housing Project,
               (AMBAC Insured), 8.64%, due 12/01/21                                                    154,617     Aaa        AAA
     250,000   Illinois State, General Obligation, 4.95%, due 06/01/23                                 227,170     Aa3        AA
     250,000   Industry, California, General Obligation, (MBIA Insured), 6.70%, due 07/01/21           267,587     Aaa        AAA
     750,000   Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA Insured),
               5.47%, due 05/15/27                                                                     715,583     Aaa        AAA
     265,000   Kern County, California Pension Obligation, (MBIA Insured), 7.26%,
               due 08/15/14                                                                            302,996     Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                       RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$    205,000   Kutztown, Pennsylvania Area School District-Series A, (FGIC Insured), 6.65%,
               due 11/15/31                                                                      $     206,790     Aaa        AAA
     300,000   Lafayette, Louisiana Taxable Refunding, (AMBAC Insured), 5.70%, due 05/01/22            291,144     Aaa        AAA
     715,000   Long Island, New York College Hospital Revenue-Series B, (FHA Insured), 8.90%,
               due 08/15/30                                                                            824,867     Aa2        AAA
     400,000   Los Angeles, California Certificate Participation, Real Property-AK, 7.25%,
               due 04/01/29                                                                            399,944     A2
     200,000   Los Angeles, California Community Redevelopment Agency, Monterey-Series D,
               (FSA Insured), 6.60%, due 09/01/20                                                      211,740     Aaa        AAA
     100,000   Maryland State Transportation Authority Limited, Baltimore-Washington
               International, (MBIA Insured), 6.48%, due 07/01/22                                      103,744     Aaa
     500,000   Miami Dade County, Florida Educational Facilities Authority, Taxable-University of
               Miami-Series B, 5.36%, due 04/01/24                                                     480,410     Aaa        AAA
     200,000   Michigan State Housing Development Authority-Series A, (AMBAC Insured),
               8.30%, due 11/01/15                                                                     233,828     Aaa        AAA
     400,000   Middlesex County, New Jersey General Improvement-Series B, 6.20%,
               due 06/15/16                                                                            413,812     Aa1        AAA
      15,000   Minnesota State Housing Finance Agency, Single Family Mortgage-Series G,
               8.05%, due 01/01/12                                                                      15,404     Aa1        AA+
     250,000   New Jersey Economic Development Authority, State Pension Funding,
               Revenue-Series B, 0.00%*, due 02/15/21                                                   89,928     Aaa        AAA
     800,000   New Jersey Economic Development Authority-Series B, (AMBAC Insured),
               5.80%, due 04/01/25                                                                     782,896     Aaa        AAA
     250,000   New Jersey State Turnpike Authority Turnpike Revenue-Series B,
               (AMBAC Insured), 4.252%, due 01/01/16                                                   230,493     Aaa        AAA
     580,000   New York State Dormitory Authority Revenues, Highland Hospital-Series B,
               (MBIA/FHA Insured), 7.45%, due 08/01/35                                                 625,994     Aaa        AAA
     400,000   New York State Environmental Facilities Corporation, (Clean Water & Drinking)
               Series-H, 5.54%, due 07/15/18                                                           391,920     Aaa        AAA
     300,000   New York State Housing Finance Agency, Multi-family Housing-Series B,
               (FHA Insured), 8.25%, due 05/15/35                                                      318,711     Aa1        AAA
     500,000   Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18               472,155     Aaa        AAA
     500,000   Oregon State, General Obligation, 5.762%, due 06/01/23                                  503,820     Aa3        AA-
     100,000   Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured),
               9.07%, due 09/01/14                                                                     108,821     Aaa        AAA
     600,000   Richland Lexington, South Carolina Airport District, Columbia Metropolitan
               Airport-Series B, (FSA Insured), 6.59%, due 01/01/17                                    649,602     Aaa        AAA
     300,000   Rosemont, Illinois Tax Increment Project 5, (FGIC Insured), 6.95%, due 12/01/20         322,899     Aaa        AAA
     225,000   Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21             271,588     Aaa        AAA
     130,000   San Diego State University Foundation-Series B, (MBIA Insured), 6.70%,
               due 03/01/22                                                                            135,808     Aaa        AAA

                       See Notes to Financial Statements.

                                                                                                                       RATINGS
                                                                                                                 ------------------
    FACE                                                                                             VALUE                 STANDARD
   AMOUNT                                                                                           (NOTE 1)     MOODY'S   & POOR'S
------------                                                                                     -------------   -------   --------
MUNICIPAL BONDS (CONTINUED)

$    200,000   Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured),
               8.07%, due 10/01/26                                                               $     211,542     Aaa        AAA
     325,000   Texas State, Department of Housing and Community Affairs-Series C-1,
               (MBIA Insured), 7.76%, due 09/01/17                                                     338,660     Aaa        AAA
     323,164   Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A,
               6.36%, due 05/15/25                                                                     329,659    Baa3        BBB
     500,000   University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25            551,120     Aaa        AAA
     250,000   Virginia State Housing Development Authority, 6.02%, due 01/01/28                       239,962     Aa1        AA+
     500,000   West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22                            498,305     Aaa        AAA
                                                                                                 -------------
               TOTAL MUNICIPAL BONDS (COST $16,690,605)                                             17,524,922
                                                                                                 -------------

   SHARES
------------
CLOSED-END FUNDS (4.81%)

      56,400   Blackrock Income Trust Incorporated                                                     398,748
      58,000   Hyperion Total Return Fund Incorporated                                                 529,540
                                                                                                 -------------
               TOTAL CLOSED-END FUNDS (COST $844,612)                                                  928,288
                                                                                                 -------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (3.20%)

$    488,000   AIG Funding Inc., 0.96%, due 06/02/04                                                   488,000
     130,000   American Express Finance Corporation, 0.90%, due 06/01/04                               130,000
                                                                                                 -------------
               TOTAL COMMERCIAL PAPER (COST $618,000)                                                  618,000
                                                                                                 -------------
               TOTAL INVESTMENTS (98.70%) (COST $18,153,217)+                                       19,071,210
               CASH AND OTHER ASSETS, NET OF LIABILITIES (1.30%)                                       251,963
                                                                                                 -------------
               NET ASSETS (100.00%)                                                              $  19,323,173
                                                                                                 =============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,130,108 and $212,115 respectively, resulting in net unrealized appreciation of $917,993.

*    Zero Coupon Bond

     KEY
     AMBAC = Ambac Indemnity Corporation
     FGIC  = Financial Guaranty Insurance Corporation
     FHA   = Federal Housing Administration
     FSA   = Financial Security Assurance, Inc.
     HUD   = Department of Housing and Urban Development
     MBIA  = Municipal Bond Insurance Association

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)

                                                          LEBENTHAL NEW YORK    LEBENTHAL NEW JERSEY    LEBENTHAL TAXABLE
                                                               MUNICIPAL             MUNICIPAL              MUNICIPAL
                                                               BOND FUND             BOND FUND              BOND FUND
                                                          ------------------    --------------------    -----------------
ASSETS
Investment in securities, at value (cost $171,305,062,
   $14,340,844 and $18,153,217)                           $      174,971,263    $         14,455,750    $      19,071,210
Cash                                                                     553                     571                   45
Receivables:
     Securities sold                                               2,980,417                      --                   --
     Capital shares sold                                              38,693                   9,549               10,618
     Interest and dividends                                        2,457,010                 236,408              326,576
     Due from Manager                                                     --                   5,751                   --
Prepaid Expenses                                                      48,986                   4,018                5,308
                                                          ------------------    --------------------    -----------------
       Total assets                                              180,496,922              14,712,047           19,413,757
                                                          ------------------    --------------------    -----------------
LIABILITIES
Payables:
     Securities purchased                                          3,062,950                      --                   --
     Capital shares redeemed                                       1,058,119                  97,676                   --
     Dividends declared                                              441,326                  34,341               60,548
     Distribution fee payable (Note 3)                                65,141                      --                4,683
     Management fee payable (Note 2)                                  33,540                   3,120                4,093
     Administration fee payable                                       12,298                   1,513                1,049
     Directors' fee payable                                            4,875                     369                  347
Accrued expenses and other liabilities                               117,138                  21,227               19,864
                                                          ------------------    --------------------    -----------------
       Total liabilities                                           4,795,387                 158,246               90,584
                                                          ------------------    --------------------    -----------------
NET ASSETS                                                $      175,701,535    $         14,553,801    $      19,323,173
                                                          ==================    ====================    =================
NET ASSETS CONSIST OF:
Par value                                                 $           21,621    $              2,085    $           2,517
Paid in capital                                                  172,386,999              14,474,813           18,551,617
Undistributed(Accumulated) net investment income/(loss)             (391,653)                  1,993              (47,358)
Accumulated net realized gain/(loss) on investments                   18,367                 (39,996)            (101,596)
Unrealized appreciation on investments -- net                      3,666,201                 114,906              917,993
                                                          ------------------    --------------------    -----------------
       Total net assets                                   $      175,701,535    $         14,553,801    $      19,323,173
                                                          ==================    ====================    =================
CLASS A
Net Assets                                                $      167,634,622    $         14,553,801    $      19,323,173
Shares outstanding (Note 4)                                       20,628,451               2,083,676            2,516,743
Net asset value and redemption price per share            $             8.13    $               6.98    $            7.68
Maximum offering price per share*                         $             8.51    $               7.31    $            8.04
CLASS B
Net Assets                                                $        8,066,913    $                 --    $              --
Shares outstanding (Note 4)                                          990,951                      --                   --
Net asset value, and redemption price per share**         $             8.14    $                 --    $              --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)

                                                          LEBENTHAL NEW YORK    LEBENTHAL NEW JERSEY    LEBENTHAL TAXABLE
                                                               MUNICIPAL             MUNICIPAL              MUNICIPAL
                                                               BOND FUND             BOND FUND              BOND FUND
                                                          ------------------    --------------------    -----------------
INVESTMENT INCOME
Income:
   Interest                                               $        4,311,827    $            336,956    $         579,065
   Dividends                                                         435,160                  32,058               43,373
                                                          ------------------    --------------------    -----------------
       Total income                                                4,746,987                 369,014              622,438
                                                          ------------------    --------------------    -----------------
EXPENSES:
   Management fee (Note 2)                                           205,408                  18,718               25,136
   Distribution fee:
     Class A (Note 3)                                                222,004                  18,718               25,136
     Class B (Note 3)                                                 45,252                      --                   --
   Shareholder servicing fees:
     Class A                                                          45,142                  16,165               18,591
     Class B                                                          15,827                      --                   --
   Administration fee                                                 73,037                   5,903                7,992
   Printing fee                                                       17,546                   1,455                1,655
   Custodian fee                                                      11,240                   2,307                2,999
   Legal and compliance fees                                         100,595                   9,537               10,908
   Auditing and accounting fees                                       42,000                  18,249               18,500
   Directors' fees                                                     6,226                     481                  607
   Registration fees:
     Class A                                                           5,151                   2,481                5,509
     Class B                                                           1,975                      --                   --
   Other                                                              32,486                   2,986                3,989
                                                          ------------------    --------------------    -----------------
       Total expenses                                                823,889                  97,000              121,022
   Less: Reimbursment of expenses by Manager (Note 2)                     --                  (7,111)                  --
     Fees waived by Distributor (Note 3)                             (16,437)                (18,718)             (20,453)
     Fees paid indirectly (Note 1)                                       (47)                    (42)                 (25)
                                                          ------------------    --------------------    -----------------
   Net expenses                                                      807,405                  71,129              100,544
                                                          ------------------    --------------------    -----------------
Net investment income                                              3,939,582                 297,885              521,894
                                                          ------------------    --------------------    -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain/(loss) on investments                              141,097                  32,459              (73,075)
Change in unrealized appreciation / depreciation of
   investments                                                    (5,308,914)               (493,093)            (343,506)
                                                          ------------------    --------------------    -----------------
Net realized and unrealized loss on investments                   (5,167,817)               (460,634)            (416,581)
                                                          ------------------    --------------------    -----------------
Increase/(decrease) in net assets from operations         $       (1,228,235)   $           (162,749)   $         105,313
                                                          ==================    ====================    =================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                             LEBENTHAL NEW YORK MUNICIPAL              LEBENTHAL NEW JERSEY MUNICIPAL
                                                       BOND FUND                                 BOND FUND
                                         -------------------------------------     -------------------------------------
                                         SIX MONTHS ENDED          YEAR            SIX MONTHS ENDED          YEAR
                                           MAY 31, 2004            ENDED             MAY 31, 2004            ENDED
                                            (UNAUDITED)      NOVEMBER 30, 2003        (UNAUDITED)      NOVEMBER 30, 2003
                                         ----------------    -----------------     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                 $      3,939,582    $       7,712,422     $        297,885    $         587,150
   Net realized gain on investments               141,097            1,188,722               32,459              279,172
   Change in unrealized appreciation /
     depreciation of investments               (5,308,914)             981,555             (493,093)              (3,559)
                                         ----------------    -----------------     ----------------    -----------------
   Increase/(decrease) in net assets
     from operations                           (1,228,235)           9,882,699             (162,749)             862,763
Dividends from net investment
   income:
     Class A shares                            (3,777,042)          (7,390,991)*           (297,590)            (586,485)*
     Class B shares                              (159,732)            (314,903)*                 --                   --
Distributions from net realized
   capital gains
     Class A Shares                            (1,104,110)            (584,822)                  --                   --
     Class B Shares                               (58,481)             (27,890)                  --                   --
Capital share transactions (Note 4)            (4,452,161)          12,017,267               81,213            1,578,917
                                         ----------------    -----------------     ----------------    -----------------
Total increase/(decrease)                     (10,779,761)          13,581,360             (379,126)           1,855,195
Net assets:
   Beginning of period                        186,481,296          172,899,936           14,932,927           13,077,732
                                         ----------------    -----------------     ----------------    -----------------
   End of period (1)                     $    175,701,535    $     186,481,296     $     14,553,801    $      14,932,927
                                         ================    =================     ================    =================
(1) Includes Undistributed/
     (Accumulated) Net Investment
       Income/(Loss)                     $       (391,653)   $        (416,145)    $          1,993    $              17
                                         ================    =================     ================    =================

(Unaudited Information)

* 99.07% and 98.87% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

                       See Notes to Financial Statements.

                                                                        LEBENTHAL TAXABLE MUNICIPAL
                                                                                 BOND FUND
                                                                   -------------------------------------
                                                                   SIX MONTHS ENDED          YEAR
                                                                     MAY 31, 2004            ENDED
                                                                      (UNAUDITED)      NOVEMBER 30, 2003
                                                                   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $        521,894    $         982,197
   Net realized loss on investments                                         (73,075)             (24,058)
   Change in unrealized appreciation/depreciation of investments           (343,506)              35,610
                                                                   ----------------    -----------------
   Increase in net assets from operations                                   105,313              993,749
Dividends from net investment income                                       (521,794)            (982,010)
Distribution from net realized capital gains                                     --              (18,332)
Capital share transactions (Note 4)                                        (378,428)           4,386,648
                                                                   ----------------    -----------------
   Total increase/(decrease)                                               (794,909)           4,380,055
Net assets:
   Beginning of period                                                   20,118,082           15,738,027
                                                                   ----------------    -----------------
   End of period (1)                                               $     19,323,173    $      20,118,082
                                                                   ================    =================
(1) Includes Accumulated Net Investment Loss                       $        (47,358)   $         (47,458)
                                                                   ================    =================

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                     LEBENTHAL NEW YORK
                                                                MUNICIPAL BOND FUND--CLASS A
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                           YEAR ENDED NOVEMBER 30,
                                       MAY 31, 2004    --------------------------------------------------------------
                                        (UNAUDITED)       2003         2002          2001         2000         1999
                                       ------------    ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period   $       8.41    $    8.33    $    8.31     $    7.92    $    7.64    $    8.53
                                       ------------    ---------    ---------     ---------    ---------    ---------
Income from investment operations:
Net investment income                          0.18         0.36         0.38(a)       0.41         0.41         0.41
Net realized and unrealized gain/
   (loss) on investments                      (0.23)        0.11         0.05          0.39         0.28        (0.79)
                                       ------------    ---------    ---------     ---------    ---------    ---------
Total from investment operations              (0.05)        0.47         0.43          0.80         0.69        (0.38)
                                       ------------    ---------    ---------     ---------    ---------    ---------
Less distributions:
Dividends from net investment
   income                                     (0.18)       (0.36)       (0.41)        (0.41)       (0.41)       (0.41)
Distributions from net realized gain
   on investments                             (0.05)       (0.03)          --            --           --        (0.10)
                                       ------------    ---------    ---------     ---------    ---------    ---------
Total distributions                           (0.23)       (0.39)       (0.41)        (0.41)       (0.41)       (0.51)
                                       ------------    ---------    ---------     ---------    ---------    ---------
Net asset value, end of period         $       8.13    $    8.41    $    8.33     $    8.31    $    7.92    $    7.64
                                       ============    =========    =========     =========    =========    =========
TOTAL RETURN (1)
   (without deduction of sales load)          (5.11)%       5.76%        4.93%        10.20%        9.28%       (4.69)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)        $    167,635    $ 177,154    $ 165,093     $ 147,456    $ 130,595    $ 134,857
Ratio to average net assets:
   Expenses (2)                                0.83%*       0.85%*       0.88%*        0.81%*       0.86%*       0.76%*
   Net investment income (2)                   4.25%        4.30%        4.58%(a)      4.93%        5.30%        5.00%
Portfolio turnover                             7.46%       16.64%       13.05%        46.32%       65.05%       59.91%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

*    Includes fees paid indirectly of less than 0.01% of average net assets.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

                                                                         LEBENTHAL NEW YORK
                                                                    MUNICIPAL BOND FUND--CLASS B
                                          ------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                          YEAR ENDED NOVEMBER 30,
                                          MAY 31, 2004    --------------------------------------------------------------
                                           (UNAUDITED)       2003         2002          2001         2000         1999
                                          ------------    ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $       8.42    $    8.34    $    8.31     $    7.92    $    7.64    $    8.54
                                          ------------    ---------    ---------     ---------    ---------    ---------
Income from investment operations:
Net investment income                             0.15         0.31         0.33(a)       0.35         0.36         0.34
Net realized and unrealized gain/(loss)
   on investments                                (0.23)        0.10        (0.05)         0.39         0.28        (0.80)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total from investment income                     (0.08)        0.41         0.38          0.74         0.64        (0.46)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Less distributions:
Dividends from net investment
   income                                        (0.15)       (0.30)       (0.35)        (0.35)       (0.36)       (0.34)
Distributions from net realized gain
   on investments                                (0.05)       (0.03)          --            --           --        (0.10)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total distributions                              (0.20)       (0.33)       (0.35)        (0.35)       (0.36)       (0.44)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Net asset value, end of period            $       8.14    $    8.42    $    8.34     $    8.31    $    7.92    $    7.64
                                          ============    =========    =========     =========    =========    =========
TOTAL RETURN (1)
   (without deduction of sales load)             (5.82)%       5.02%        4.34%         9.39%        8.53%       (5.57)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)           $      8,067    $   9,328    $   7,807     $   6,142    $   4,300    $   3,909
Ratios to average net assets:
   Expenses + (2)                                 1.55%*       1.55%*       1.55%*        1.55%*       1.55%*       1.55%*
   Net investment income (2)                      3.53%        3.59%        3.90%(a)      4.16%        4.60%        4.21%
Portfolio turnover                                7.46%       16.64%       13.05%        46.32%       65.05%       59.91%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

*    Includes fees paid indirectly of less than 0.01% of average net assets.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 1.92%, 1.96%, 2.08%, 2.11%, 2.38%,and 2.38%, for the for the six months ended May 31, 2004 and the years ended November 30, 2003, 2002, 2001, 2000 and 1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

                                                                       LEBENTHAL NEW JERSEY
                                                                       MUNICIPAL BOND FUND
                                          ------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                           YEAR ENDED NOVEMBER 30,
                                          MAY 31, 2004    --------------------------------------------------------------
                                           (UNAUDITED)       2003         2002          2001         2000         1999
                                          ------------    ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $       7.20    $    7.05    $    6.99     $    6.73    $    6.51    $    7.20
                                          ------------    ---------    ---------     ---------    ---------    ---------
Income from investment operations:
Net investment income                             0.14         0.30         0.31(a)       0.33         0.34         0.34
Net realized and unrealized gain
   (loss) on investments                         (0.22)        0.15         0.06          0.26         0.22        (0.69)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total from investment operations                 (0.08)        0.45         0.37          0.59         0.56        (0.35)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Less distributions:
Dividends from net investment
   income                                        (0.14)       (0.30)       (0.31)        (0.33)       (0.34)       (0.34)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total distributions                              (0.14)       (0.30)       (0.31)        (0.33)       (0.34)       (0.34)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Net asset value, end of period            $       6.98    $    7.20    $    7.05     $    6.99    $    6.73    $    6.51
                                          ============    =========    =========     =========    =========    =========
TOTAL RETURN (1)
   (without deduction of sales load)             (5.56)%       6.47%        5.39%         8.90%        8.92%       (5.07)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)           $     14,554    $  14,933    $  13,078     $  11,356    $   9,192    $   8,911
Ratio to average net assets:
   Expenses + (2)                                 0.95%*       0.95%*       0.95%*        0.93%*       0.75%*       0.71%*
   Net investment income (2)                      3.97%        4.17%        4.41%(a)      4.66%        5.24%        4.84%
Portfolio turnover                                5.00%       15.63%       21.46%        30.46%       90.39%       52.66%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

*    Includes fees paid indirectly of less than 0.01%.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.30%, 1.32%, 1.48%, 1.47%, 1.60% and 1.45%, for the six months ended May 31, 2004 and the years ended November 30, 2003, 2002, 2001, 2000, and 1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share would have been the same as noted above and the ratio of net investment income to average net assets would have been 4.40%.

                       See Notes to Financial Statements.

                                                                          LEBENTHAL TAXABLE
                                                                         MUNICIPAL BOND FUND
                                          ------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                           YEAR ENDED NOVEMBER 30,
                                          MAY 31, 2004    --------------------------------------------------------------
                                           (UNAUDITED)       2003         2002          2001         2000         1999
                                          ------------    ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $       7.84    $    7.80    $    7.49     $    7.11    $    6.81    $    7.73
                                          ------------    ---------    ---------     ---------    ---------    ---------
Income from investment operations:
Net investment income                             0.20         0.41         0.44(a)       0.47         0.50         0.49
Net realized and unrealized gain
   (loss) on investments                         (0.16)        0.04         0.33          0.40         0.30        (0.92)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total from investment operations                  0.04         0.45         0.77          0.87         0.80        (0.43)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Less distributions:
Dividends from net investment
   income                                        (0.20)       (0.41)       (0.46)        (0.49)       (0.50)       (0.49)
Distributions from net realized gains
   on investments                                   --        (0.00)**        --            --           --           --
                                          ------------    ---------    ---------     ---------    ---------    ---------
Total distributions                              (0.20)       (0.41)       (0.46)        (0.49)       (0.50)       (0.49)
                                          ------------    ---------    ---------     ---------    ---------    ---------
Net asset value, end of period            $       7.68    $    7.84    $    7.80     $    7.49    $    7.11    $    6.81
                                          ============    =========    =========     =========    =========    =========
TOTAL RETURN (1)
   (without deduction of sales load)             (3.99)%       5.80%       10.36%        12.22%       12.20%       (5.77)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)           $     19,323    $  20,118    $  15,738     $  13,601    $  12,504    $  13,487
Ratio to average net assets:
   Expenses + (2)                                 1.00%*       1.00%*       1.00%*        1.00%*       0.90%*       0.82%*
   Net investment income (2)                      5.19%        5.09%        5.83%(a)      6.34%        7.25%        6.71%
Portfolio turnover                                2.57%        7.83%       22.46%        54.63%       29.26%       21.12%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

*    Includes fees paid indirectly of 0.01% or less of average net assets.

**   Amount represents less than $0.01 per share.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.20%, 1.24%, 1.34%, 1.35%, 1.37% and 1.15% for the six months ended May 31, 2004 and the years ended November 30, 2003, 2002, 2001, 2000, and 1999, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

   a) VALUATION OF SECURITIES -

   Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

   b) FEDERAL INCOME TAXES -

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

   c) DIVIDENDS AND DISTRIBUTIONS -

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

   d) GENERAL -

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

   e) FEES PAID INDIRECTLY -

   Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $47, $42, and $25, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

   f) ESTIMATES -

   The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund in the amount of $7,111.

Advest, Inc. retained commissions from the sales of shares of the Company in the following amounts:

                                                    COMMISSIONS RETAINED
                                                       BY ADVEST, INC
                                                    --------------------
Lebenthal New York Municipal Bond Fund -- Class A        $  102,851
Lebenthal New York Municipal Bond Fund -- Class B            22,162
Lebenthal New Jersey Municipal Bond Fund                     17,323
Lebenthal Taxable Municipal Bond Fund                        14,243
                                                         ----------
                                                         $  156,579
                                                         ==========

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Advest, Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund -- Class B shares. For the period ended May 31, 2004, the Distributor voluntarily waived fees of $16,437, $18,718 and $20,453 from the New York Bond Fund -- Class B shares, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                         LEBENTHAL NEW YORK MUNICIPAL BOND FUND --   LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                          CLASS A                                    CLASS A
                                      SIX MONTHS ENDED                              YEAR ENDED
                                  MAY 31, 2004 (UNAUDITED)                       NOVEMBER 30, 2003
                         -----------------------------------------   -----------------------------------------
                               SHARES                AMOUNT                SHARES                AMOUNT
                         -------------------   -------------------   -------------------   -------------------
Sold                                 512,313   $         4,294,823             1,823,932   $        15,313,113
Issued as reinvestment
   of dividends                      455,089             3,818,447               755,768             6,338,368
Redeemed                          (1,404,756)          (11,585,810)           (1,323,932)          (11,070,993)
                         -------------------   -------------------   -------------------   -------------------
Net increase                        (437,354)  $        (3,472,540)            1,255,768   $        10,580,488
                         ===================   ===================   ===================   ===================
Shares authorized
   ($0.001 par value)          6,666,666,667
                         ===================

                         LEBENTHAL NEW YORK MUNICIPAL BOND FUND --   LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                          CLASS B                                    CLASS B
                                      SIX MONTHS ENDED                             YEAR ENDED
                                 MAY 31, 2004 (UNAUDITED)                       NOVEMBER 30, 2003
                         -----------------------------------------   -----------------------------------------
                               SHARES                AMOUNT                SHARES                AMOUNT
                         -------------------   -------------------   -------------------   -------------------
Sold                                  13,214   $           110,972               208,341   $         1,748,617
Issued as reinvestment
   of dividends                       20,912               175,853                34,535               290,031
Redeemed                            (150,438)           (1,266,446)              (71,361)             (601,869)
                         -------------------   -------------------   -------------------   -------------------
Net increase                         116,312   $          (979,621)              171,515   $         1,436,779
                         ===================   ===================   ===================   ===================
Shares authorized
   ($0.001 par value)          6,666,666,667
                         ===================

                         LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND    LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                      SIX MONTHS ENDED                              YEAR ENDED
                                 MAY 31, 2004 (UNAUDITED)                       NOVEMBER 30, 2003
                         -----------------------------------------   -----------------------------------------
                                SHARES                AMOUNT                SHARES                AMOUNT
                         -------------------   -------------------   -------------------   -------------------
Sold                                  58,339   $           422,325               271,430   $         1,949,364
Issued as reinvestment
   of dividends                       30,210               218,436                64,016               456,815
Redeemed                             (77,893)             (559,548)             (116,201)             (827,262)
                         -------------------   -------------------   -------------------   -------------------
Net increase                          10,656   $            81,213               219,245   $         1,578,917
                         ===================   ===================   ===================   ===================
Shares authorized
   ($0.001 par value)          6,666,666,667
                         ===================

                           LEBENTHAL TAXABLE MUNICIPAL BOND FUND       LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                      SIX MONTHS ENDED                               YEAR ENDED
                                  MAY 31, 2004 (UNAUDITED)                       NOVEMBER 30, 2003
                         -----------------------------------------   -----------------------------------------
                                SHARES                AMOUNT                SHARES                AMOUNT
                         -------------------   -------------------   -------------------   -------------------
Sold                                 109,481   $           871,380               712,571   $         5,675,398
Issued as reinvestment
   of dividends                       44,703               353,375                83,881               664,395
Redeemed                            (202,774)           (1,603,183)             (248,617)           (1,953,145)
                         -------------------   -------------------   -------------------   -------------------
Net increase                         (48,590)  $          (378,428)              547,835   $         4,386,648
                         ===================   ===================   ===================   ===================
Shares authorized
   ($0.001 par value)          6,666,666,667
                         ===================

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $13,375,749 $698,594, and $500,000, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $15,023,353, $1,021,188, and $1,095,074, respectively.

6. ACQUISITION BY AXA FINANCIAL, INC.

On September 17, 2003, The MONY Group Inc. ("MONY"), AXA Financial, Inc. ("AXA") and AIMA Acquisition Co. entered into an Agreement and Plan of Merger (the "Merger Agreement"), providing for the acquisition of MONY by AXA (the "Merger"). As a result of the Merger, MONY will cease to be a publicly traded company and will become a wholly-owned subsidiary of AXA. AXA is a diversified financial services organization offering a broad spectrum of financial advisory, insurance and investment management product and services. MONY is the indirect parent company of Boston Advisors, Inc. and Advest, Inc. Boston Advisors, Inc. is the investment manager (the "Manager") of Lebenthal Funds, Inc. (the "Fund") and Advest, Inc. is the distributor (the "Distributor") of the Fund. The merger will not affect the daily operations, including the management, of the Fund or the services provided by the Manager and Distributor. Consummation of the Merger is subject to a number of contingencies, including regulatory approvals and approvals by the stockholders of MONY.

7. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

8. PROXY RESULTS (UNAUDITED)

At a special meeting of shareholders of the Lebenthal Funds, Inc. (the "Fund") held on May 20, 2004, such shareholders voted on the following proposals:

PROPOSAL 1 - To approve the new Management Contracts between the Fund, on behalf of each of the Portfolios, and Boston Advisors, Inc. (the "Manager"). The number of shares voted are as follows:

                         SHARES VOTED   SHARES VOTED    SHARES
                             FOR          AGAINST      WITHHELD
---------------------------------------------------------------
LEBENTHAL NEW YORK
  MUNICIPAL BOND FUND      21,600,283        254,354    508,085
LEBENTHAL NEW JERSEY
  MUNICIPAL BOND FUND       1,972,531         44,289     53,117
LEBENTHAL TAXABLE
  MUNICIPAL BOND FUND       1,535,618         19,691     35,655

PROPOSAL 2 - To elect five directors of the Fund, each to hold office until their successors are duly elected and qualified. The number of shares voted are as follows:

LEBENTHAL NEW YORK           SHARES VOTED   SHARES VOTED
MUNICIPAL BOND FUND               FOR          AGAINST
--------------------------------------------------------
Penny Zuckerwise               22,029,857        332,865
Victor Chang                   22,029,727        332,995
Mone Anathan III               22,028,465        334,257
Allen G. Botwinick             22,029,857        332,865
Ezekiel Russell Peach, Jr.     22,022,303        340,419

LEBENTHAL NEW JERSEY         SHARES VOTED   SHARES VOTED
MUNICIPAL BOND FUND               FOR          AGAINST
--------------------------------------------------------
Penny Zuckerwise                2,056,413         13,524
Victor Chang                    2,056,413         13,524
Mone Anathan III                2,056,413         13,524
Allen G. Botwinick              2,056,413         13,524
Ezekiel Russell Peach, Jr.      2,056,413         13,524

LEBENTHAL TAXABLE            SHARES VOTED   SHARES VOTED
MUNICIPAL BOND FUND               FOR          AGAINST
--------------------------------------------------------
Penny Zuckerwise                1,569,410         21,554
Victor Chang                    1,569,410         21,554
Mone Anathan III                1,563,311         27,653
Allen G. Botwinick              1,569,410         21,554
Ezekiel Russell Peach, Jr.      1,569,410         21,554

* Alexandra Lebenthal, Michael J. Vogelzang and Ronald Maggiacomo continue to hold office for an indefinite term until the date he or she resigns or until their successors are duly elected and qualified.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

LEBENTHAL FUNDS, INC.
     120 Broadway
     New York, New York 10271
     (212) 425-6116

DISTRIBUTOR AND
  SHAREHOLDER SERVICING AGENT
     Advest, Inc.
     90 State House Square
     Hartford, CT 06108

                              LEBENTHAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                  MAY 31, 2004

                         "THE WORKHORSE OF INVESTMENTS."

                                                   [LEBENTHAL LOGO]
                                                   THE WORKHORSE OF INVESTMENTS.

ITEM 2.  CODE OF ETHICS.

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, in connection with the adoption of a Nominating Committee Charter, the Board of Directors confirmed the following:

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 to be considered by the Nominating Committee. In evaluating a nominee recommended by a shareholder, the Nominating Committee, in addition to the criteria discussed in the Nominating Committee Charter, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the fund's proxy card. If the Nominating Committee, the Independent Directors or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the fund's proxy statement.

ITEM 10.  CONTROLS AND PROCEDURES.

         (a) DISCLOSURE CONTROLS AND PROCEDURES. The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

         (b) INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.  EXHIBITS.

         (a)(1) Not Applicable (disclosure required in annual report on N-CSR only).

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:      /s/ Michael J. Vogelzang
         --------------------------------------------------------------
         Michael J. Vogelzang, President (Principal Executive Officer)

Date:    August 3, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Michael J. Vogelzang
         --------------------------------------------------------------
         Michael J. Vogelzang, President (Principal Executive Officer)

Date:    August 3, 2004



By:      /s/ Ronald Maggiacomo
         --------------------------------------------------------------
         Ronald Maggiacomo, Treasurer (Principal Financial Officer)

Date:    August 3, 2004